Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Litigation

Other than as described below, we do not expect any current litigation to have a materially adverse effect on our financial condition or results of operations. However, from time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business, and one or more unfavorable outcomes could adversely affect us for the period in which they are resolved. In addition, regardless of their merits or their ultimate outcomes, lawsuits and legal proceedings are costly, divert management attention, and may adversely affect our reputation, even if they are resolved in our favor.

The Company, its former Chief Executive Officer, and its former Chief Financial Officer were named as defendants in two class action lawsuits involving similar claims, filed in the United States District Court for the Eastern District of New York on February 10, 2025 (Shing v. ICON plc, et al.) and April 2, 2025 (Police and Fire Retirement System of the City of Detroit v. ICON plc), respectively, alleging that defendants made misleading statements regarding the Company’s financial performance and future business prospects in violation of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934. The two cases have been consolidated and are proceeding under the caption In re ICON plc Securities Litigation, No. 2:25-cv-00763 (the "Putative Class Action"). Lead plaintiffs and lead counsel for the putative class were appointed on June 10, 2025. On September 12, 2025, the lead plaintiffs filed an amended complaint that names the Company’s current Chief Executive Officer in addition to the original defendants.

On November 12, 2025, the defendants filed a motion to dismiss the amended complaint. Lead plaintiffs filed an opposition on January 13, 2026. On February 13, 2026, the parties filed a stipulation that the lead plaintiffs may file a further amended complaint within 30 days after the Company publicly reports full-year 2025 results. Given the preliminary stage of the litigation and inherent uncertainties in light of the forthcoming further amended complaint, we are unable at this time to form a view as to whether an adverse outcome is either probable or remote or to estimate the amount or range of potential loss in the event of an adverse outcome.

Operating Leases

The Company has several non-cancelable operating leases, primarily for facilities, that expire over the next fifteen years. These leases generally contain renewal options and require the Company to pay all executory costs such as maintenance and insurance. See Note 15. Operating leases for rental expense pursuant to ASC 842 for the years ended December 31, 2025, 2024 and 2023 and future minimum rental commitments as of December 31, 2025.

Investments in equity

See Note 8. Investments for details of the Company’s commitments to future investments in equity as at December 31, 2025, 2024 and 2023.
At December 31, 2025, the Company had committed to future investments in equity of $137.1 million (December 31, 2024: $102.2 million; December 31, 2023: $66.4 million) in respect of these funds.